Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	$ 36,905	$ 22,593	$ 36,339
Inventories	536	1,889
Trade accounts receivable, net	2,007	5,040
Advance for vessel additions		170
Short-term investment in time deposits	18,000	17,000
Prepayments and other current assets	552	706
Total assets	193,412	188,881
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	5,695	5,373	5,278
Inventories	536	1,889	957
Trade accounts receivable, net	2,007	5,040	4,964
Claim receivable		245
Prepayments and other assets	304	635	202
Vessels, net	133,319	140,024	99,273
Deferred dry-dock and special survey costs	2,093	1,214	1,622
Advance for vessel additions		170
Segment assets	143,954	154,590	115,153
Cash and cash equivalents	31,210	17,220	31,061
Short-term investment in time deposits	18,000	17,000	20,000
Prepayments and other current assets	248	71	99
Total assets	193,412	188,881	166,313
Due from related parties			194
Prepayments for vessel acquisition			2,663
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	4,451	3,074	4,237
Inventories	307	1,150	904
Trade accounts receivable, net	326	4,587	4,704
Claim receivable
Prepayments and other assets	225	414	180
Vessels, net	64,028	67,373	71,179
Deferred dry-dock and special survey costs	829	1,214	1,622
Advance for vessel additions
Segment assets	70,166	77,812	82,826
Due from related parties
Prepayments for vessel acquisition
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	1,244	2,299	1,041
Inventories	229	739	53
Trade accounts receivable, net	1,681	453	260
Claim receivable		245
Prepayments and other assets	79	221	24
Vessels, net	69,291	72,651	28,094
Deferred dry-dock and special survey costs	1,264
Advance for vessel additions		170
Segment assets	$ 73,788	$ 76,778	32,329
Due from related parties			194
Prepayments for vessel acquisition			$ 2,663